Commitments - Company's Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases, Total	$ 242
Operating leases, 2014	54
Operating leases, 2015	37
Operating leases, 2016	29
Operating leases, 2017	26
Operating leases, 2018	22
Operating leases, Thereafter	74
Purchase obligations, Total	434
Purchase obligations, 2014	383
Purchase obligations, 2015	48
Purchase obligations, 2016	3
Purchase obligations, 2017
Purchase obligations, 2018
Purchase obligations, Thereafter
Other obligations, Total	481
Other obligations, 2014	155
Other obligations, 2015	120
Other obligations, 2016	100
Other obligations, 2017	80
Other obligations, 2018	24
Other obligations, Thereafter	2
Company's commitments, Total	1,157
Company's commitments, 2014	592
Company's commitments, 2015	205
Company's commitments, 2016	132
Company's commitments, 2017	106
Company's commitments, 2018	46
Company's commitments, Thereafter	76
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	163
Purchase obligations, 2014	163
Purchase obligations, 2015
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, 2018
Purchase obligations, Thereafter
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	92
Purchase obligations, 2014	92
Purchase obligations, 2015
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, 2018
Purchase obligations, Thereafter
Software, Design,Technology and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	179
Purchase obligations, 2014	128
Purchase obligations, 2015	48
Purchase obligations, 2016	3
Purchase obligations, 2017
Purchase obligations, 2018
Purchase obligations, Thereafter